UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-08951

                              BQT Subsidiary, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          100 Bellevue Parkway, Wilmington, DE                        19809
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                           Robert S. Kapito, President
                              BQT Subsidiary, Inc.
                    40 East 52nd Street, New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (302) 797-2449

Date of fiscal year end: 12/31/03

Date of reporting period: 6/30/03

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:




BLackRock
Closed-End Funds
Semi-Annual Report

JUNE 30, 2003 (UNAUDITED)




BAT Subsidiary, Inc.
BQT Subsidiary, Inc.













NOT FDIC INSURED                                               [GRAPHIC OMITTED]
MAY LOSE VALUE
NO BANK GUARANTEE

                                TABLE OF CONTENTS

Portfolios of Investments .................................................    1

Financial Statements
   Statements of Assets and Liabilities ...................................    7

   Statements of Operations ...............................................    8

   Statements of Cash Flows ...............................................    9

   Statements of Changes in Net Assets ....................................   10

Financial Highlights ......................................................   11

Notes to Financial Statements .............................................   13

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BAT SUBSIDIARY, INC.


              PRINCIPAL
               AMOUNT
    RATING(1)   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------

                        LONG-TERM INVESTMENTS--108.8%
                        MORTGAGE PASS-THROUGHS--0.0%
             $     2    Federal National Mortgage Assoc., 9.50%, 7/01/20 ........................................    $     2,442
                                                                                                                     -----------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--8.0%
                   6    Federal Home Loan Mortgage Corp., Ser. 1518, Class E, 4/15/22 ...........................          5,737
                        Federal National Mortgage Assoc.,
               1,136      Ser. 10, Class V, 7/25/13 .............................................................      1,160,363
                 318      Ser. 43, Class E, 4/25/22 .............................................................        341,086
               3,461      Ser. 57, Class PE, 9/25/15 ............................................................      3,699,117
               2,000      Ser. 58, Class ZD, 7/25/33 ............................................................      1,998,125
                                                                                                                     -----------
                        Total Agency Multiple Class Mortgage Pass-Throughs ......................................      7,204,428
                                                                                                                     -----------
                        INVERSE FLOATING RATE MORTGAGES--5.3%
                        Federal Home Loan Mortgage Corp.,
                 470      Ser. 1601, Class SD, 10/15/08 .........................................................        474,786
                 727      Ser. 1621, Class SH, 11/15/22 .........................................................        772,567
                   5      Ser. 1635, Class P, 12/15/08 ..........................................................          4,790
                        Federal National Mortgage Assoc.,
                 959      Ser. 32, Class SA, 5/25/32 ............................................................      1,010,947
                 974      Ser. 48, Class SC, 6/25/33 ............................................................        992,000
                 328      Ser. 214, Class S, 12/25/08 ...........................................................        341,846
                 340      Ser. 214, Class SL, 12/25/08 ..........................................................        358,949
     AAA         829    Sears Mortgage Securities Corp., Ser. 7, Class S3, 4/25/08                                       828,897
                                                                                                                     -----------
                        Total Inverse Floating Rate Mortgages ...................................................      4,784,782
                                                                                                                     -----------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--1.6%
                        Federal Home Loan Mortgage Corp.,
                   3      Ser. 1543, Class VU, 4/15/23 ..........................................................         39,741
                 526      Ser. 1588, Class PM, 9/15/22 ..........................................................         45,217
                 372      Ser. 2115, Class IA, 11/15/10 .........................................................          2,152
                 923      Ser. 2130, Class PF, 4/15/11 ..........................................................          8,225
               7,423      Ser. 2542, Class IY, 5/15/16 ..........................................................        320,105
               6,400      Ser. 2543, Class IJ, 10/15/12 .........................................................        527,000
                        Federal National Mortgage Assoc.,
               2,528      Ser. 9, Class PI, 7/25/09 .............................................................         11,628
               1,682      Ser. 14, Class PI, 4/25/12 ............................................................          9,727
               2,182      Ser. 61, Class S, 12/25/08 ............................................................         76,707
               1,856      Ser. 68, Class EC, 9/25/10 ............................................................         28,772
               2,817      Ser. 84, Class PJ, 1/25/08 ............................................................         55,772
                 487      Ser. 188, Class VA, 3/25/13 ...........................................................         29,366
               1,066      Ser. 194, Class PV, 6/25/08 ...........................................................         67,939
                 403      Ser. 223, Class PT, 10/25/23 ..........................................................         36,966
                        Government National Mortgage Assoc.,
                 296      Ser. 17, Class PF, 10/16/25 ...........................................................          1,594
               6,696      Ser. 25, Class SL, 7/20/29 ............................................................        196,691
              11,420    Residential Funding Mortgage Securities I, Inc., Ser. S14, Class I-A16, 7/25/29 .........          3,569
                                                                                                                     -----------
                        Total Interest Only Mortgage-Backed Securities ..........................................      1,461,171
                                                                                                                     -----------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--2.5%
     AAA          17    Collateralized Mortgage Obligation Trust, Ser. 29, Class A, 5/23/17 .....................         15,322
                        Federal National Mortgage Assoc.,
               1,444      Ser. 193, Class E, 9/25/23 ............................................................      1,012,480
               1,406      Ser. 225, Class ME, 11/25/23 ..........................................................      1,198,615
                                                                                                                     -----------
                        Total Principal Only Mortgage-Backed Securities .........................................      2,226,417
                                                                                                                     -----------


                       See Notes to Financial Statements

              PRINCIPAL
               AMOUNT
    RATING(1)   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.6%
     AAA     $ 2,000    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A-2, 6.75%, 6/25/11(2) .    $ 2,303,437
                                                                                                                     -----------
                        ASSET-BACKED SECURITIES--0.0%
     NR          398    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07(2,4,5) ...............         17,930
     NR          853    Structured Mortgage Asset Residential Trust, Ser. 3, 8.724%, 4/15/06(4,5) ...............         25,597
                                                                                                                     -----------
                        Total Asset-Backed Securities ...........................................................         43,527
                                                                                                                     -----------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--2.2%
                 420    Small Business Investment Companies, Ser. P10A-1, 6.12%, 2/01/08 ........................        450,884
               1,450(3) U.S. Treasury Notes, 3.50%, 11/15/06 ....................................................      1,528,448
                                                                                                                     -----------
                        Total U.S. Government and Agency Securities .............................................      1,979,332
                                                                                                                     -----------
                        AGENCY ZERO COUPON BONDS--61.4%
              12,407    Aid to Israel, 2/15/05 - 8/15/05 ........................................................     11,797,266
                        Government Trust Certificates,
               5,220      Israel, Class 2-F, 5/15/05 ............................................................      5,064,674
              13,760      Turkey, Class T-1, 5/15/05 ............................................................     13,350,557
              26,000(3) U.S. Treasury Note Strips, 8/15/05 - 11/15/05 ...........................................     25,238,424
                                                                                                                     -----------
                        Total Agency Zero Coupon Bonds ..........................................................     55,450,921
                                                                                                                     -----------
                        TAXABLE MUNICIPAL BONDS--7.8%
     AAA       1,000    Alameda County California Pension Oblig., Zero Coupon, 12/01/05 .........................        951,330
     AAA       1,000    Alaska Energy Auth. Pwr. Rev., Zero Coupon, 7/01/05 .....................................        964,700
     Aaa       1,167    Kern County California Pension Oblig., Zero Coupon, 8/15/03 - 8/15/05 ...................      1,116,049
                        Long Beach California Pension Oblig.,
     AAA       1,170      Zero Coupon, 9/01/03 - 9/01/05 ........................................................      1,118,122
     AAA         500      7.09%, 9/01/09 ........................................................................        606,270
                        Los Angeles County California Pension Oblig.,
     AAA       1,135      Zero Coupon, 12/31/03 - 6/30/05 .......................................................      1,088,195
     AAA       1,000      Series A, 8.62%, 6/30/06 ..............................................................      1,182,020
                                                                                                                     -----------
                        Total Taxable Municipal Bonds ...........................................................      7,026,686
                                                                                                                     -----------
                        CORPORATE BONDS--6.6%
                        ENERGY--1.2%
    BBB+       1,000    Israel Electric Corp., Ltd., 7.25%, 12/15/06, (Israel)(2) ...............................      1,087,310
                                                                                                                     -----------
                        FINANCE & BANKING--2.4%
     AA+         950(3) Citigroup, Inc., 5.75%, 5/10/06 .........................................................      1,046,681
     NR        1,174    Equitable Life Assurance Society, Zero Coupon, 12/01/03 - 12/01/05(2) ...................      1,100,593
                                                                                                                     -----------
                        Total Finance & Banking .................................................................      2,147,274
                                                                                                                     -----------
                        TELECOMMUNICATION--1.3%
      A        1,000    Alltel Corp., 7.50%, 3/01/06 ............................................................      1,132,410
                                                                                                                     -----------
                        TRANSPORTATION--1.7%
     NR        1,613    Union Pacific Corp., Zero Coupon, 11/01/03 - 5/01/05 ....................................      1,551,933
                                                                                                                     -----------
                        Total Corporate Bonds ...................................................................      5,918,927
                                                                                                                     -----------
                        STRIPPED MONEY MARKET INSTRUMENT--10.8%
              10,000    Vanguard Prime Money Market Portfolio, 12/31/04 .........................................      9,778,000
                                                                                                                     -----------
                        Total investments--108.8% (cost $90,363,029) ............................................     98,180,070
                        Liabilities in excess of other assets--(8.8)% ...........................................     (7,935,012)
                                                                                                                     -----------
                        Net Assets--100% ........................................................................    $90,245,058
                                                                                                                     ===========

-------------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 5.0% of its net assets, with a current market value of $4,509,270, in securities restricted as to resale.
(3) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(4)  Illiquid securities representing 0.05% of net assets.
(5)  Security is fair valued.


                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003
BQT SUBSIDIARY, INC.

              PRINCIPAL
               AMOUNT
    RATING(1)   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        LONG-TERM INVESTMENTS--136.8%
                        FEDERAL HOUSING ADMINISTRATION--5.3%
             $ 1,198    Colonial Project, Ser. 37, 7.40%, 12/01/22 ..............................................    $ 1,309,902
               4,127    GMAC Project, Ser. 51, 7.43%, 2/01/21 ...................................................      4,513,631
                        USGI Projects,
                 530      Ser. 99, 7.43%, 10/01/23 ..............................................................        579,864
               7,366      Ser. 885, 7.43%, 3/01/22 ..............................................................      8,059,914
                                                                                                                     -----------
                        Total Federal Housing Administration ....................................................     14,463,311
                                                                                                                     -----------
                        AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--22.0%
                        Federal Home Loan Mortgage Corp.,
                 552      Ser. 1666, Class K, 1/15/24 ...........................................................        556,476
               3,197(2)   Ser. 1680, Class Z, 2/15/24 ...........................................................      3,210,650
                 485(2)   Ser. 2360, Class GM, 6/15/29 ..........................................................        487,420
               5,000      Ser. 2424, Class OL, 2/15/25 ..........................................................      5,037,550
               2,727      Ser. 2601, Class WS, 11/15/29 .........................................................      2,783,522
                        Federal National Mortgage Assoc.,
               1,344      Ser. 43, Class E, 4/25/22 .............................................................      1,441,087
              16,688(2)   Ser. 44, Class ZB, 6/25/33 ............................................................     16,678,541
              10,067(2)   Ser. 58, Class ZD, 7/25/33 ............................................................     10,057,562
              18,400(2)   Ser. 58, Class ZG, 7/25/33 ............................................................     18,388,500
                 644(2)   Ser. 73, Class JC, 11/15/17 ...........................................................        646,517
               1,000      Ser. 86, Class AK, 12/25/32 ...........................................................      1,000,960
                                                                                                                     -----------
                        Total Agency Multiple Class Mortgage Pass-Throughs ......................................     60,288,785
                                                                                                                     -----------
                        NON-AGENCY MULTIPLE CLASS MORTGAGE PASS-THROUGHS--9.0%
     AAA       2,152    Countrywide Home Loans, Inc., Ser. 21, Class A2, 5.75%, 11/25/17 ........................      2,187,101
                        GE Capital Mortgage Services, Inc.,
     AAA      18,747      Ser. 10, Class A10, 6.50%, 3/25/24 ....................................................     18,776,245
     AAA       1,093      Ser. 13, Class A11, 6.50%, 4/25/24 ....................................................      1,096,449
      A        2,478    GSR Mortgage Loan Trust, Ser. 4, Class B2, 6.887%, 4/25/32 ..............................      2,534,249
     AAA         300    Residential Asset Securitization Trust, Ser. A4, Class A-3, 6.75%, 5/25/32 ..............        304,125
                                                                                                                     -----------
                        Total Non-Agency Multiple Class Mortgage Pass-Throughs ..................................     24,898,169
                                                                                                                     -----------
                        ADJUSTABLE RATE MORTGAGE SECURITIES--0.6%
     AAA       1,544    Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A16, 4/25/08 ...........      1,549,230
                                                                                                                     -----------
                        INVERSE FLOATING RATE MORTGAGES--27.1%
                        Federal Home Loan Mortgage Corp.,
                  79      Ser. 1565, Class OA, 8/15/08 ..........................................................         79,026
                  79      Ser. 1655, Class SB, 12/15/08 .........................................................         81,900
              13,851(2)   Ser. 2499, Class JS, 10/15/29 .........................................................     13,933,070
               1,732      Ser. 2513, Class SI, 10/15/32 .........................................................      1,737,091
                  87(2)   Ser. 2528, Class SE, 11/15/32 .........................................................         87,740
              13,910(2)   Ser. 2539, Class SC, 6/15/31 ..........................................................     14,144,869
               6,150(2)   Ser. 2543, Class CY, 12/15/32 .........................................................      6,272,796
               1,569      Ser. 2550, Class TD, 2/15/28 ..........................................................      1,573,140
                 333      Ser. 2557, Class SA, 1/15/33 ..........................................................        334,222
               2,264      Ser. 2565, Class SD, 1/15/33 ..........................................................      2,268,790
               8,866(2)   Ser. 2572, Class SW, 2/15/33 ..........................................................      8,999,044
               2,286(2)   Ser. 2575, Class QS, 9/15/31 ..........................................................      2,301,413
                        Federal National Mortgage Assoc.,
               9,153(2)   Ser. 11, Class SN, 2/25/33 ............................................................      9,299,260
                   6      Ser. 17, Class SA, 1/25/09 ............................................................          6,521


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
    RATING(1)   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        INVERSE FLOATING RATE MORTGAGES--(CONT'D)
            $ 10,118(2)   Ser. 18, Class SE, 3/25/33 ............................................................   $ 10,187,394
               1,912      Ser. 93, Class SK, 1/25/33 ............................................................      1,941,056
               1,000      Ser. 143, Class SC, 8/25/23 ...........................................................      1,056,760
     AAA         159    Residential Funding Mortgage Securities I, Inc., Ser. S15, Class A17, 4/25/08 ...........        162,401
                                                                                                                     -----------
                        Total Inverse Floating Rate Mortgages ...................................................     74,466,493
                                                                                                                     -----------
                        INTEREST ONLY MORTGAGE-BACKED SECURITIES--2.5%
              24,647    Citicorp Mortgage Securities, Inc., Ser. 3, Class A3, 5/25/29 ...........................         23,415
               7,496    Credit Suisse First Boston Mortgage Securities Corp., Ser. S15, Class 2AIO, 7/25/04 .....        304,535
                        Federal Home Loan Mortgage Corp.,
                 103      Ser. 1489, Class K, 10/15/07 ..........................................................          2,879
               3,309      Ser. 1918, Class SC, 1/15/04 ..........................................................         36,191
               1,000      Ser. 2134, Class PJ, 4/15/11 ..........................................................         10,469
               6,986      Ser. 2417, Class PI, 4/15/25 ..........................................................         85,136
                        Federal National Mortgage Assoc.,
               3,086      Ser. 24, Class SE, 3/25/09 ............................................................        512,487
              12,734      Ser. 37, Class SD, 10/25/22 ...........................................................        449,660
               1,146      Ser. 42, Class SO, 3/25/23 ............................................................         62,633
               6,244      Ser. 60, Class PI, 10/25/20 ...........................................................         28,721
               4,091      Ser. 81, Class S, 12/18/04 ............................................................        130,406
              22,174    GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27 ............................      1,876,364
              20,000    Impac Secured Assets Corp., Ser. 1, Class AIO, 7/25/04 ..................................        850,914
                  46    PNC Mortgage Securities Corp., Ser. 5, Class 1A-11, 7/25/29 .............................             43
              28,972    Residential Asset Mortgage Products, Inc., Ser. RS2, Class AIIO, 9/25/04 ................        906,824
              16,250    Residential Funding Mortgage Securities II, Inc., Ser. HI2, Class AIO, 9/25/04 ..........      1,588,437
                                                                                                                     -----------
                        Total Interest Only Mortgage-Backed Securities ..........................................      6,869,114
                                                                                                                     -----------
                        PRINCIPAL ONLY MORTGAGE-BACKED SECURITIES--6.6%
                        Federal Home Loan Mortgage Corp.,
               2,332      Ser. 2412, Class CO, 2/15/32 ..........................................................      2,325,119
               4,872(2)   Ser. 2576, Class O, 2/15/33 ...........................................................      4,858,990
                        Federal National Mortgage Assoc.,
               1,384      Ser. 1, Class A, 2/25/24 ..............................................................      1,373,333
               6,234(2)   Ser. 18, Class OG, 3/25/33 ............................................................      6,042,627
               3,434      Ser. 64, Class CO, 10/25/32 ...........................................................      3,357,053
                                                                                                                     -----------
                        Total Principal Only Mortgage-Backed Securities .........................................     17,957,122
                                                                                                                     -----------
                        COMMERCIAL MORTGAGE-BACKED SECURITIES--2.1%
     AAA       5,000    New York City Mortgage Loan Trust, Multifamily, Ser. 1996, Class A2, 6.75%, 6/25/11(3) ..      5,758,594
                                                                                                                     -----------
                        ASSET-BACKED SECURITIES--1.6%
     NR        2,550    Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07(3,4,5) ...............        114,729
                        Structured Mortgage Asset Residential Trust,(4,5)
     NR        3,849      Ser. 2, 8.24%, 3/15/06 ................................................................        115,460
     NR        4,266      Ser. 3, 8.724%, 4/15/06 ...............................................................        127,988
     Aa1       4,000    Student Loan Marketing Assoc., Ser. 1, Class CTFS, 1.83%, 10/25/09 ......................      4,000,000
                                                                                                                     -----------
                        Total Asset-Backed Securities ...........................................................      4,358,177
                                                                                                                     -----------
                        U.S. GOVERNMENT AND AGENCY SECURITIES--5.6%
                        Small Business Administration,
               1,165      Ser. 20F, 7.55%, 6/01/16 ..............................................................      1,336,676
               1,034      Ser. 20G, 7.70%, 7/01/16 ..............................................................      1,192,762
               1,000    U.S. Treasury Bond, 5.375%, 2/15/31 .....................................................      1,126,055
                        U.S. Treasury Notes,
               5,400(2)   5.25%, 5/15/04 ........................................................................      5,597,861
                 870      5.875%, 11/15/04 ......................................................................        925,904
               4,950(2)   6.00%, 8/15/04 ........................................................................      5,222,636
                                                                                                                     -----------
                        Total U.S. Government and Agency Securities .............................................     15,401,894
                                                                                                                     -----------
                        TAXABLE MUNICIPAL BONDS--8.0%
     AAA       2,000    Fresno California Pension Oblig., 7.15%, 6/01/04 ........................................      2,108,240
     AAA       4,000    Los Angeles County California Pension Oblig., 6.77%, 6/30/05 ............................      4,401,280
     AAA       7,000    New Jersey Econ. Dev. Auth., Zero Coupon, 2/15/04 .......................................      6,928,180
      A        5,000    New York City, GO, 7.50%, 4/15/04 .......................................................      5,221,700


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
    RATING(1)   (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        TAXABLE MUNICIPAL BONDS--(CONT'D)

     AA-     $ 1,000    New York State Envir. Facs. Corp., Service Contract Rev., 6.95%, 9/15/04 ................    $ 1,061,580
     AAA       2,250    San Francisco City & Cnty. Arpt. Comn., Intl. Arpt. Rev., 6.55%, 5/01/04 ................      2,345,355
                                                                                                                     -----------
                        Total Taxable Municipal Bonds ...........................................................     22,066,335
                                                                                                                     -----------
                        CORPORATE BONDS--30.1%
                        AEROSPACE & DEFENSE--1.2%
    BBB-       3,000    Northrop Grumman Corp., 8.625%, 10/15/04 ................................................      3,256,740
                                                                                                                     -----------
                        BUILDING & DEVELOPMENT--2.0%
    BBB+       5,000    Pulte Corp., 8.375%, 8/15/04 ............................................................      5,347,050
                                                                                                                     -----------
                        CONSUMER PRODUCTS--0.8%
    BBB+       2,000    General Mills, Inc., 8.75%, 9/15/04 .....................................................      2,170,400
                                                                                                                     -----------
                        ENERGY--4.1%
     BBB       4,000    Amerada Hess Corp., 5.30%, 8/15/04 ......................................................      4,157,949
    BBB+       3,500    Israel Electric Corp., Ltd., 7.25%, 12/15/06 (Israel)(3) ................................      3,805,585
    Baa1       2,000    Ohio Edison Co., 8.625%, 9/15/03 ........................................................      2,029,290
     BB+       1,225    Pinnacle One Partners LP, 8.83%, 8/15/04(3) .............................................      1,280,125
                                                                                                                     -----------
                        Total Energy ............................................................................     11,272,949
                                                                                                                     -----------
                        FINANCE & BANKING--11.7%
     Aa2       2,500    Bank of America Corp., 7.875%, 5/16/05 ..................................................      2,790,550
     AA+       1,850    Citigroup, Inc., 5.75%, 5/10/06 .........................................................      2,038,274
     Aa3       3,000    Den Danske Bank, 7.25%, 6/15/05 (Denmark)(3) ............................................      3,309,148
     A3        4,000    Ford Motor Credit Co., 6.70%, 7/16/04 ...................................................      4,160,000
      A        4,000    John Deere Capital Corp., 5.52%, 4/30/04 ................................................      4,129,400
     Aa3       4,000    Merrill Lynch & Co., Inc., 6.00%, 11/15/04 ..............................................      4,246,880
     A+        1,000    MetLife, Inc., 6.30%, 11/01/033 .........................................................      1,016,740
     A+        3,100    Reliaster Financial Corp., 6.625%, 9/15/03 ..............................................      3,132,829
                        UBS PaineWebber Group, Inc.,
     AAA         500      6.90%, 2/09/04 ........................................................................        517,030
     AAA       2,000      8.875%, 3/15/05 .......................................................................      2,222,640
                        Xtra, Inc.,
     A-        2,000      6.50%, 1/15/04 ........................................................................      2,037,740
     A-        2,500      7.22%, 7/31/04 ........................................................................      2,612,600
                                                                                                                     -----------
                        Total Finance & Banking .................................................................     32,213,831
                                                                                                                     -----------
                      TELECOMMUNICATION--2.8%
      A        2,000    Alltel Corp., 7.50%, 3/01/06 ............................................................      2,264,820
    BBB+       5,000    Telekom Malaysia Berhad, 7.125%, 8/01/05 (Malaysia)(3) ..................................      5,409,700
                                                                                                                     -----------
                        Total Telecommunication .................................................................      7,674,520
                                                                                                                     -----------
                        TRANSPORTATION--0.1%
    Caa2         400    American Airlines, Inc., 10.44%, 3/04/07 ................................................        192,000
                                                                                                                     -----------
                        OTHER--7.4%
     A3       18,320(2) Targeted Return Index Securities Trust, Ser. 5, 5.887%, 1/25/07(3) ......................     20,357,184
                                                                                                                     -----------
                        Total Corporate Bonds ...................................................................     82,484,674
                                                                                                                     -----------
                        FOREIGN GOVERNMENT BONDS--2.0%
     A+        5,000(2) Quebec Province, 8.625%, 1/19/05 (Canada) ...............................................      5,537,300
                                                                                                                     -----------
                        STRIPPED MONEY MARKET INSTRUMENTS--14.3%
              40,000    Vanguard Prime Money Market Portfolio, 12/31/04 .........................................     39,112,000
                                                                                                                     -----------
                        Total Long-Term Investments--136.8%
                          (cost $355,433,812) ...................................................................    375,211,198
                                                                                                                     -----------
                        SHORT-TERM INVESTMENT--0.3%
                        DISCOUNT NOTE
                 700    Federal Home Loan Bank, 0.95%, 7/01/03 (cost $700,000) ..................................        700,000
                                                                                                                     -----------
                        Total investments before investment sold short--137.1%
                          (cost $356,133,812) ...................................................................    375,911,198
                                                                                                                     -----------


                       See Notes to Financial Statements.

              PRINCIPAL
               AMOUNT
                (000)                                    DESCRIPTION                                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
                        INVESTMENT SOLD SHORT--(0.4%)
             $ 1,000    U.S. Treasury Note, 3.25%, 5/31/04 (proceeds $1,008,125) ................................   $  (1,020,195)
                                                                                                                    -------------
                        Total investments, net of investment sold short--136.7% (cost $355,125,687) .............     374,891,003
                        Other liabilities in excess of other assets--(36.7)% ....................................    (100,569,615)
                                                                                                                    -------------
                        NET ASSETS--100% ........................................................................   $ 274,321,388
                                                                                                                    =============

------------------------------
(1)  Using the higher of S&P's, Moody's or Fitch's rating.
(2) Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(3) Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of June 30, 2003, the Trust held 15.0% of its net assets, with a current market value of $41,051,805, in securities restricted as to resale.
(4)  Illiquid securities representing 0.13% of net assets.
(5)  Security is fair valued.


                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2003
--------------------------------------------------------------------------------

                                                                                                      BAT              BQT
                                                                                               SUBSIDIARY, INC.  SUBSIDIARY, INC.
                                                                                               ----------------  ----------------
ASSETS
Investments at value (cost $90,363,029 and $356,133,812, respectively) ......................     $98,180,070     $375,911,198
Cash ........................................................................................         145,669          212,203
Receivable from investments sold ............................................................          26,313          144,506
Interest receivable .........................................................................         305,208        3,925,478
Collateral deposited with brokers ...........................................................              --        1,022,500
Variation margin receivable .................................................................          68,750               --
                                                                                                  -----------     ------------
                                                                                                   98,726,010      381,215,885
                                                                                                  -----------     ------------

LIABILITIES
Reverse repurchase agreements ...............................................................       6,883,750      103,781,268
Investments sold short at value (proceeds $1,008,125) .......................................              --        1,020,195
Due to parent ...............................................................................       1,595,131        2,068,593
Interest payable ............................................................................           2,071           24,441
                                                                                                  -----------     ------------
                                                                                                    8,480,952      106,894,497
                                                                                                  -----------     ------------
NET ASSETS ..................................................................................     $90,245,058     $274,321,388
                                                                                                  ===========     ============
Composition of Net Assets:
  Par value .................................................................................        $ 95,107         $368,106
  Paid-in capital in excess of par ..........................................................      81,227,129      272,287,001
  Undistributed net investment income .......................................................       4,155,364        5,119,599
  Accumulated net realized loss .............................................................      (2,767,152)     (23,218,634)
  Net unrealized appreciation ...............................................................       7,534,610       19,765,316
                                                                                                  -----------     ------------
Net assets, June 30, 2003 ...................................................................     $90,245,058     $274,321,388
                                                                                                  ===========     ============
Net asset value per common share(1): ........................................................          $ 9.49           $ 7.45
                                                                                                       ======           ======
(1) Common shares issued and outstanding ....................................................       9,510,667       36,810,639


                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENED JUNE 30, 2003
-------------------------------------------------------------------------------

                                                                                                      BAT               BQT
                                                                                               SUBSIDIARY, INC.  SUBSIDIARY, INC.
                                                                                               ---------------   ----------------
INVESTMENT INCOME
  Interest income ...........................................................................     $ 3,536,830      $ 6,324,352
                                                                                                  -----------      -----------
EXPENSES
  Investment advisory .......................................................................         245,007          821,004
  Administration ............................................................................          39,201          109,467
  Custodian .................................................................................          39,142           57,165
  Reports to shareholders ...................................................................           5,000            5,000
  Independent accountants ...................................................................          17,463           37,309
  Legal .....................................................................................          10,644           53,368
  Miscellaneous .............................................................................          13,955           20,537
                                                                                                  -----------      -----------
    Total expenses excluding interest expense and excise tax ................................         370,412        1,103,850
      Interest expense ......................................................................           4,685          326,406
      Excise tax ............................................................................          57,848               --
                                                                                                  -----------      -----------
    Total expenses ..........................................................................         432,945        1,430,256
      Less expenses paid indirectly .........................................................            (422)            (611)
                                                                                                  -----------      -----------
    Net expenses ............................................................................         432,523        1,429,645
                                                                                                  -----------      -----------
Net investment income .......................................................................       3,104,307        4,894,707
                                                                                                  -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments ...............................................................................      (2,466,785)          14,952
  Futures ...................................................................................              --       (7,896,920)
  Options written ...........................................................................              --           55,500
                                                                                                  -----------      -----------
                                                                                                   (2,466,785)      (7,826,468)
                                                                                                  -----------      -----------
Net change in unrealized appreciation/depreciation on:
  Investments ...............................................................................         632,787        1,573,256
  Futures ...................................................................................        (282,431)       1,792,500
  Short sales ...............................................................................              --            6,635
                                                                                                  -----------      -----------
                                                                                                      350,356        3,372,391
                                                                                                  -----------      -----------

Net loss ....................................................................................      (2,116,429)      (4,454,077)
                                                                                                  -----------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................     $   987,878      $  $440,630
                                                                                                  ===========      ===========


                       See Notes to Financial Statements.

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2003
-------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE
IN NET ASSETS RESULTING FROM OPERATIONS                                                               BAT              BQT
TO NET CASH FLOWS PROVIDED BY                                                                  SUBSIDIARY, INC.  SUBSIDIARY, INC.
(USED FOR) OPERATING ACTIVITIES                                                                ----------------  ----------------
Net increase in net assets resulting from operations ........................................    $    987,878    $     440,630
                                                                                                 ------------    -------------
Decrease (increase) in investments ..........................................................         795,158     (107,502,604)
Net realized loss ...........................................................................       2,466,785        7,826,468
Increase in unrealized appreciation .........................................................        (350,356)      (3,372,391)
Decrease (increase) in receivable for investments sold ......................................         (26,313)          68,399
Decrease (increase) in variation margin receivable ..........................................         (68,750)         218,750
Decrease in collateral deposited with brokers ...............................................              --            3,750
Decrease (increase) in interest receivable ..................................................         450,383         (876,640)
Decrease in other assets ....................................................................              --          429,343
Decrease in payable for investments purchased ...............................................              --         (112,369)
Increase in interest payable ................................................................           1,548           21,584
Decrease in due to broker ...................................................................              --       (1,855,606)
Decrease in investments sold short ..........................................................              --           (6,635)
Increase in due to parent ...................................................................         427,837        1,103,194
                                                                                                 ------------    -------------
  Total adjustments .........................................................................       3,696,292     (104,054,757)
                                                                                                 ------------    -------------
Net cash flows provided by (used for) operating activities ..................................    $  4,684,170    $(103,614,127)
                                                                                                 ============    =============

INCREASE IN CASH

Net cash flows provided by (used for) operating activities ..................................    $  4,684,170    $(103,614,127)
                                                                                                 ------------    -------------
Cash flows provided by (used for) financing activities:

  Increase in reverse repurchase agreements .................................................       5,855,000      103,781,268
  Cash dividends paid .......................................................................     (10,530,801)              --
                                                                                                 ------------    -------------
Net cash flows provided by (used for) financing activities ..................................      (4,675,801)     103,781,268
                                                                                                 ------------    -------------
  Net increase in cash ......................................................................           8,369          167,141
  Cash at beginning of period ...............................................................         137,300           45,062
                                                                                                 ------------    -------------
  Cash at end of period .....................................................................    $    145,669    $     212,203
                                                                                                 ============    =============


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED), AND FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------

                                                               BAT SUBSIDIARY, INC.              BQT SUBSIDIARY, INC.
                                                        -------------------------------     -------------------------------
                                                              2003             2002             2003               2002
                                                        -------------     -------------     -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income ............................    $   3,104,307     $   9,267,214     $   4,894,707     $  16,864,501
  Net realized gain (loss) .........................       (2,466,785)          938,372        (7,826,468)       (1,438,672)
  Net change in unrealized appreciation/depreciation          350,356        (3,666,493)        3,372,391        (6,279,276)
                                                        -------------     -------------     -------------     -------------
Net increase in net assets resulting from operations          987,878         6,539,093           440,630         9,146,553
Dividends from net investment income ...............      (10,530,801)       (5,436,642)               --       (24,000,000)
                                                        -------------     -------------     -------------     -------------
Total increase (decrease) ..........................       (9,542,923)        1,102,451           440,630       (14,853,447)

NET ASSETS
Beginning of period ................................       99,787,981        98,685,530       273,880,758       288,734,205
                                                        -------------     -------------     -------------     -------------
End of period ......................................    $  90,245,058     $  99,787,981     $ 274,321,388     $ 273,880,758
                                                        =============     =============     =============     =============
End of period undistributed net investment income ..    $   4,155,364     $  11,581,858     $   5,119,599     $     224,892


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
 BAT SUBSIDIARY, INC.
-------------------------------------------------------------------------------

                                                                                                                    FOR THE PERIOD
                                                                                                                 OCTOBER 31, 1998(1)
                                                  SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,                THROUGH
                                                    JUNE 30, 2003   -----------------------------------------------   DECEMBER 31,
                                                     (UNAUDITED)     2002          2001         2000         1999        1998
                                                   ---------------  -------       -------      -------      -------  ------------

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                    10.49     $  10.38     $   9.74     $   9.17        $ 9.69      $ 8.65
                                                      -------     --------     --------     --------      --------     --------
Investment operations:
   Net investment income                                 0.33         0.97         0.88         0.54          0.51        0.06
   Net realized and unrealized gain (loss)              (0.22)       (0.29)        0.23         0.62         (0.65)       0.98
                                                      -------     --------     --------     --------      --------     --------
Net increase (decrease) from investment operations       0.11         0.68         1.11         1.16         (0.14)       1.04
                                                      -------     --------     --------     --------      --------     --------
Dividends and distributions:
   From net investment income ....................      (1.11)       (0.57)       (0.47)       (0.59)        (0.21)         --
   From net capital gains ........................         --           --           --           --         (0.17)         --
                                                      -------     --------     --------     --------      --------     --------
Total dividends and distributions ................      (1.11)       (0.57)       (0.47)       (0.59)        (0.38)         --
                                                      -------     --------     --------     --------      --------     --------
Net asset value, end of period ...................       9.49     $  10.49     $  10.38     $   9.74      $   9.17        9.69
                                                      -------     --------     --------     --------      --------     --------
TOTAL INVESTMENT RETURN(2)........................       1.02%        6.55%       11.50%      12.66%        (1.44)%      12.02%
                                                      -------     --------     --------     --------      --------     --------
RATIOS TO AVERAGE NET ASSETS:
Total expenses ...................................       0.88%(3)     1.29%        1.61%        2.06%         1.89%        1.75%(3)
Net expenses .....................................       0.88%(3)     1.29%        1.61%        2.06%         1.89%        1.75%(3)
Net expenses excluding interest expense
   and excise tax ................................       0.75%(3)     0.76%        0.78%        0.75%         0.81%        0.89%(3)
Net investment income ............................       6.34%(3)     9.27%        8.45%        5.72%         5.28%        3.50%(3)

SUPPLEMENTAL DATA:
Average net assets (000) .........................    $98,815      $99,920      $99,342      $90,035       $91,165      $90,986
Portfolio turnover ...............................         10%           6%          23%          27%           11%           3%
Net assets, end of period (000) ..................    $90,245      $99,788      $98,686      $92,670       $87,247      $92,133
Reverse repurchase agreements outstanding,
   end of period (000) ...........................    $ 6,884      $ 1,029      $ 6,009      $18,536       $16,684      $17,190
Asset coverage(4) ................................    $14,110      $97,999      $17,424      $ 5,999       $ 6,229      $ 6,369

--------------------
(1)  Commencement of investment operations.
(2) This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3)  Annualized.
(4)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and net asset value data for the Trust's shares.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BQT SUBSIDIARY, INC.
------------------------------------------------------------------------------

                                                                                                                   FOR THE PERIOD
                                                                                                                  JULY 31, 2001(1)
                                                                              SIX MONTHS ENDED                         THROUGH
                                                                               JUNE 30, 2003        YEAR ENDED       DECEMBER 31,
                                                                                (UNAUDITED)      DECEMBER 31, 2002       2001
                                                                                -----------      -----------------     ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ................................            $   7.44            $   7.84         $  $7.97
                                                                                 --------            --------         --------
Investment operations:
Net investment income ...............................................                0.13                0.46             0.19
Net realized and unrealized loss ....................................               (0.12)              (0.21)           (0.32)
                                                                                 --------            --------         --------
Net increase (decrease) from investment operations ..................                0.01                0.25            (0.13)
                                                                                 --------            --------         --------
Dividends from net investment income ................................                  --               (0.65)              --
                                                                                 --------            --------         --------
Net asset value, end of period ......................................            $   7.45            $   7.44         $  $7.84
                                                                                 ========            ========         ========
TOTAL INVESTMENT RETURN(2)...........................................                0.13%               3.19%           (1.63)%
                                                                                 ========            ========         ========

RATIOS TO AVERAGE NET ASSETS:
Total expenses ......................................................                1.05%(3)            0.82%            1.06%(3)
Net expenses ........................................................                1.04%(3)            0.82%            1.06%(3)
3et expenses excluding interest expense and excise tax ..............                0.81%(3)            0.82%            0.81%(3)
Net investment income ...............................................                3.58%(3)            5.71%            5.75%(3)
SUPPLEMENTALDATA:
Average net assets (000) ............................................            $275,936            $295,366         $293,522
Portfolio turnover ..................................................                  62%                 24%               2%
Net assets, end of period (000) .....................................            $274,321            $273,881         $288,734
Reverse repurchase agreements outstanding, end of period (000) ......            $103,781            $     --         $     --
Asset coverage(4) ...................................................            $  3,643            $     --         $     --

--------------------
(1)  Commencement of investment operations.
(2) This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
(3)  Annualized.
(4)  Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the unaudited operating performance for a share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and net asset value data for the Trust's shares.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1. ORGANIZATION & ACCOUNTING POLICIES

BAT Subsidiary, Inc. ("BATS") and BQT Subsidiary, Inc. ("BQTS"), Maryland corporations, are diversified closed-end management investment companies. BATS and BQTS were incorporated solely for the purpose of receiving a substantial portion of the assets of The BlackRock Advantage Term Trust Inc. ("BAT") and The BlackRock Investment Quality Term Trust Inc. ("BQT"), respectively, and as such, are a wholly owned subsidiary of BAT and BQT, respectively.

The following is a summary of significant accounting policies followed by the Trusts.

SECURITIES VALUATION: The Trusts value most of its securities on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust's Board of Directors (the "Board"). In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of each Trust's Board.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and the Trust accretes discount or amortizes premium on securities purchased using the interest method.

REPURCHASE AGREEMENTS: In connection with transactions in repurchase agreements, a Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When a Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

   Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

   Option selling and purchasing may be used by the Trust as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put or call options can be purchased or sold to effectively help manage the targeted duration of the portfolio.

   The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

   During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, BlackRock Advisors, Inc. closely monitors swaps and does not anticipate non-performance by any counterparty.

SWAP OPTIONS: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or loss on investment transactions.

   The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

   Swap options may be used by the Trusts to manage the duration of the Trusts' portfolios in a manner similar to more generic options described above.

INTEREST RATE CAPS: Interest rate caps are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the excess, if any, of a floating rate over a specified fixed or floating rate.

   Interest rate caps are intended to both manage the duration of the Trusts' portfolios and its exposure to changes in short-term rates. Owning interest rate caps reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The effect on income involves protection from rising short-term interest rates, which the Trusts experiences primarily in the form of leverage.

   The Trust is exposed to credit loss in the event of non-performance by the other party to the interest rate cap. However, the Trusts does not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate cap. The asset or liability is subsequently adjusted to the current market value of the interest rate cap purchased or sold. Changes in the value of the interest rate cap are recognized as unrealized gains and losses.

INTEREST RATE FLOORS: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

   Interest rate floors are used by the Trusts to both manage the duration of the portfolio and its exposure to changes in short-term interest rates. Selling interest rate floors reduces the portfolio's duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts' leverage provides extra income in a period of falling rates. Selling floors reduces some of that advantage by partially monetizing it as an up front payment which the Trust receives.

   The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

   Transactions fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

   Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

SHORT SALES: The Trusts may make short sales of securities as a method of managing potential price declines in similar securities owned. When a Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trusts may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which a Trust sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

SECURITIES LENDING: The Trusts may lend their portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trusts may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trusts receive compensation for lending its securities in the form of interest on the loan. The Trusts also continue to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trusts did not enter into any security lending transactions during the six months ended June 30, 2003.

SEGREGATION: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission ("SEC") require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

FEDERAL INCOME TAXES: It is each Trust's intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provisions are required. As part of a tax planning strategy, each Trust intends to retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc., which in turn is an indirect, majority owned subsidiary of The PNC Financial Services Group, Inc. Each Trust has an Administration Agreement with Prudential Investments LLC ("Prudential"), an indirect, wholly owned subsidiary of Prudential Financial, Inc.

   On May 22, 2003, the Boards of BATS and BQTS approved the change of each Trust's current administrator to the Advisor. The new administration agreements become effective September 1, 2003.

   Each Trust reimburses its respective parent for its pro rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by each Trust relative to the average net assets of its respective parent.

NOTE 3. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the six months ended June 30, 2003, aggregated as follows:

     TRUST                                    PURCHASES             SALES
---------------                          -------------------    -------------
     BATS                                  $  9,465,051         $  9,609,833
     BQTS                                   368,242,456          189,889,484


There were no transactions in U.S. government securities by any Trust for the six months ended June 30, 2003.

A Trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage related securities containing loans or mortgages originated by PNCBank or its affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that PNCMortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc., could have interests that are in conflict with the holders of these mortgage backed securities, and such holders could have rights against PNCMortgage Securitites Corp. or its affiliates, including Midland Loan Services, Inc.

   At June 30, 2003, the total cost of securities for Federal income tax purposes and the aggregate gross/net unrealized appreciation/depreciation for securities held by each Trust were as follows:

     TRUST                  COST            APPRECIATION         DEPRECIATION          NET
--------------        ----------------   -----------------     ----------------   --------------
     BATS               $ 90,420,392         $11,453,954          $3,694,276       $ 7,759,678
     BQTS                356,140,284          23,234,088           3,463,174        19,770,914

   For Federal income tax purposes, the Trusts had capital loss carryforwards as follows:

                        CAPITAL LOSS                                              CAPITAL LOSS
                        CARRYFORWARD                                              CARRYFORWARD
                          AMOUNT AT                                                 AMOUNT AT
     TRUST           SEPTEMBER 30, 2002        EXPIRES               TRUST        JULY 31, 2002        EXPIRES
--------------      --------------------      ---------            ---------    -----------------     ---------
     BATS                 $175,000              2008                 BQTS          $7,677,700           2010
                           128,000              2009                               ----------
                            21,000              2010
                          --------
                          $324,000
                          ========

   Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its carryforward amounts. In addition, for Federal Income tax purposes, BQTS elected to treat losses of approximately $3,619,600 incurred in the period November 1, 2001 through July 31, 2002 as having been incurred in the following tax year.

   Details of open financial futures contracts at June 30, 2003, were as follows:

                          NUMBER OF                               EXPIRATION        VALUE AT          VALUE AT        UNREALIZED
     TRUST                CONTRACTS             TYPE                 DATE          TRADE DATE       JUNE 30, 2003    DEPRECIATION
----------------        -------------         --------           ------------     ------------     ---------------  --------------
 LONG POSITION:
     BATS                    100         30 Yr. U.S. T-Bond        Sep. '03        $12,016,806       $11,734,375       $(282,431)

   Transactions in options written during the period ended June 30, 2003, were as follows:

                                                                                    PREMIUM
     TRUST                                                         CONTRACTS        RECEIVED
---------------                                                   -----------      ----------
 INVESTMENT QUALITY
  Options outstanding at December 31, 2002                            --            $     --
  Options written                                                    200              55,500
  Options terminated in closing purchase transactions               (200)            (55,500)
                                                                    ----            --------
  Options outstanding at June 30, 2003                                --            $     --
                                                                    ====            ========

NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trusts may enter into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of each Trust's Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will maintain with the lender, liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

   The average daily balance and weighted average interest rate of reverse repurchase agreements during the period ended June 30, 2003, were as follows:

                                            AVERAGE DAILY     WEIGHTED AVERAGE
     TRUST                                     BALANCE         INTEREST RATE
   ---------                               ---------------   ------------------
     BATS                                     $   784,620           1.20%
     BQTS                                      49,249,311           1.34%

DOLLAR ROLLS: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date. The Trusts did not enter into any dollar roll transactions during the six months ended June 30, 2003.

NOTE 5. CAPITAL

There are 200 million shares of $0.01 par value common shares authorized for each Trust. BAT and BQT owned all of the shares outstanding at June 30, 2003, for their respective subsidiary.

                  BAT Subsidiary, Inc. and BQT Subsidiary, Inc.

Directors
   Ralph L. Schlosstein, CHAIRMAN
   Andrew F. Brimmer
   Richard E. Cavanagh
   Kent Dixon
   Frank J. Fabozzi
   Robert S. Kapito
   James Clayburn La Force, Jr.
   Walter F. Mondale

Officers
   Robert S. Kapito, PRESIDENT
   Henry Gabbay, TREASURER
   Anne Ackerley, VICE PRESIDENT
   Richard M. Shea, VICE PRESIDENT/TAX
   James Kong, ASSISTANT TREASURER
   Vincent B. Tritto, SECRETARY
   Brian P. Kindelan, ASSISTANT SECRETARY

Investment Advisor
   BlackRock Advisors, Inc.
   100 Bellevue Parkway
   Wilmington, DE 19809
   (800) 227-7BFM

Administrator(1)
   Prudential Investments LLC
   Gateway Center Three
   100 Mulberry Street
   Newark, NJ 07102-4077
   (800) 227-7BFM

Custodian
   State Street Bank and Trust Company
   One Heritage Drive
   North Quincy, MA 02171

Transfer Agent
   EquiServe Trust Company, N.A.
   150 Royall Street
   Canton, MA 02021
   (800) 699-1BFM

Independent Accountants
   Deloitte & Touche LLP
   200 Berkeley Street
   Boston, MA 02116

Legal Counsel
   Skadden, Arps, Slate, Meagher & Flom LLP
   Four Times Square
   New York, NY 10036

Legal Counsel - Independent Directors
   Debevoise & Plimpton
   919 Third Avenue
   New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

--------------
(1) Effective September 1, 2003, BlackRock Advisors, Inc. will provide the administrative services for all Trusts.

This report is for shareholder information.
This is not a prospectus intended for use in
the purchase or sale of Trust shares.
Statements and other information contained in                             [LOGO]
this report are as dated and are subject to change.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.


ITEM 6.  [RESERVED.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.


ITEM 8.  [RESERVED.]


ITEM 9.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust's principal executive officer and principal financial officer are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semi-annual reports.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BQT Subsidiary, Inc.

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Treasurer
Date:    6/27/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
         ---------------------------
Name:    Robert S. Kapito
Title:   Principal Executive Officer
Date:    6/27/03

By:      /s/ Henry Gabbay
         ---------------------------
Name:    Henry Gabbay
Title:   Principal Financial Officer
Date:    6/27/03